Taxes - Reconciliation of Deferred Tax Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 125,533	$ 374,993
Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	477,340	328,839
Non-capital losses [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	200,781	477,903
Non-capital losses [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(390,008)	(87,542)
Derivative contracts [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities		74,043
Derivative contracts [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	58,941
Capital assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(81,105)	(268,615)
Capital assets [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	734,146	322,641
Stock based compensation | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities		8,651
Stock based compensation | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(5,805)
Asset retirement obligations [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	5,818	83,461
Asset retirement obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	100,670	104,258
Unrealized foreign exchange [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities		(3,329)
Unrealized foreign exchange [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(4,282)
Other deferred tax liabilities [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(16,322)	(10,518)
Other deferred tax assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 39	$ 2,879